Transactions with Related Parties: (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Jul. 03, 2020
Related Party Transaction [Line Items]
Voyage revenues		$ 306,996	$ 324,282
Piraeus Bank $50,350 Facility [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 50,350
Short Pool [Member]
Related Party Transaction [Line Items]
Voyage revenues	$ 1,108